CAPITAL STOCK (Details 1) - Warrants [member]	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Number of warrants outstanding	10,675,000	9,200,000	1,280,000
October 31, 2026 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.15
Number of warrants outstanding	15,000
August 31, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Number of warrants outstanding	250,000
October 7, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Number of warrants outstanding	750,000
October 31, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Number of warrants outstanding	200,000
September 20, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.15
Number of warrants outstanding	290,000
October 31, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.15
Number of warrants outstanding	650,000
December 4, 2027 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.15
Number of warrants outstanding	520,000
May 15, 2028 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Number of warrants outstanding	6,000,000
July 24, 2028 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.05
Number of warrants outstanding	2,000,000